Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information [Abstract]
Reconciliation Of Adjusted Earnings Before Interest, Taxes, Depreciation And Amortization To Net Income Attributable To Controlling Interests

	For the Years Ended December 31,
	2014	2013	2012
	(In thousands)
Adjusted EBITDA	$253,936	$218,842	$189,533
Less:
Loss on disposal of assets	3,224	2,790	1,787
Other income	(1,616)	(3,150)	(1,830)
Noncontrolling interests (1)	(1,745)	(2,399)	(1,668)
Stock-based compensation expense (2)	16,432	12,290	11,072
Acquisition-related expenses (3)	18,050	15,400	3,332
Other adjustments to cost of ATM operating revenues (4)	—	8,670	—
Other adjustments to selling, general, and administrative expenses (5)	—	505	972
EBITDA	$219,591	$184,736	$175,868
Less:
Interest expense, net, including amortization of deferred financing costs and note discount (2)	33,812	23,086	22,057
Redemption costs for early extinguishment of debt	9,075	—	—
Income tax expense	28,174	42,018	27,009
Depreciation and accretion expense (2)	75,622	68,480	61,499
Amortization of intangible assets	35,768	27,336	21,712
Net income attributable to controlling interests and available to common stockholders	$37,140	$23,816	$43,591

____________

(1)	Noncontrolling interests adjustment made such that Adjusted EBITDA includes only the Company’s 51% ownership interest in the Adjusted EBITDA of its Mexico subsidiary.

(2)	Amounts exclude 49% of the expenses incurred by the Company’s Mexico subsidiary as such amounts are allocable to the noncontrolling interest stockholders

(3)

Acquisition-related expenses include nonrecurring costs incurred for professional and legal fees and certain transition and integration-related costs, including contract termination costs and facility exit costs, related to acquisitions.

(4)	Adjustment to cost of ATM operating revenues for the year ended December 31, 2013 is related to a nonrecurring charge for retroactive property taxes on certain ATM locations in the U.K

(5)	Adjustment to selling, general, and administrative expenses in 2013 represents nonrecurring severance related costs associated with management of the Company’s U.K. operation.

Financial Information For Each Of The Company's Reporting Segments

	For the Year Ended December 31, 2014
	North America	Europe	Eliminations	Total
	(In thousands)
Revenue from external customers	$767,836	$286,985	$—	$1,054,821
Intersegment revenues	6,109	281	(6,390)	—
Cost of revenues	506,278	204,160	(6,390)	704,048
Selling, general, and administrative expenses	93,854	19,616	—	113,470
Acquisition-related expenses	3,336	14,714	—	18,050
Loss on disposal of assets	2,138	1,086	—	3,224

Adjusted EBITDA	190,487	63,449	—	253,936

Depreciation and accretion expense	48,115	27,507	—	75,622
Amortization of intangible assets	25,958	9,810	—	35,768
Interest expense, net, including amortization of deferred financing costs and note discount	32,330	1,482	—	33,812
Income tax expense	26,109	2,065	—	28,174

Capital expenditures (1)	$64,400	$45,509	$—	$109,909

	For the Year Ended December 31, 2013
	North America	Europe	Eliminations	Total
	(In thousands)
Revenue from external customers	$701,358	$175,128	$—	$876,486
Intersegment revenues	5,922	327	(6,249)	—
Cost of revenues	462,474	139,062	(6,249)	595,287
Selling, general, and administrative expenses	72,614	11,978	—	84,592
Acquisition-related expenses	8,155	7,245	—	15,400
Loss on disposal of assets	2,913	(123)	—	2,790

Adjusted EBITDA	185,313	33,529	—	218,842

Depreciation and accretion expense	46,059	22,425	(4)	68,480
Amortization of intangible assets	22,981	4,355	—	27,336
Interest expense, net, including amortization of deferred financing costs	21,831	1,255	—	23,086
Income tax expense	42,303	(285)	—	42,018

Capital expenditures (1)	$55,669	$21,484	$—	$77,153

	For the Year Ended December 31, 2012
	North America	Europe	Eliminations	Total
	(In thousands)
Revenue from external customers	$662,635	$117,814	$—	$780,449
Intersegment revenues	4,973	-	(4,973)	—
Cost of revenues	448,030	93,030	(4,973)	536,087
Selling, general, and administrative expenses	57,788	7,491	246	65,525
Acquisition-related expenses	3,212	120	—	3,332
Loss on disposal of assets	1,726	61	—	1,787

Adjusted EBITDA	171,523	18,256	(246)	189,533

Depreciation and accretion expense	41,623	19,894	(18)	61,499
Amortization of intangible assets	20,275	1,437	—	21,712
Interest expense, net, including amortization of deferred financing costs	21,410	647	—	22,057
Income tax expense	27,009	—	—	27,009

Capital expenditures (1)	$70,964	$21,839	$—	$92,803

_________

(1)

Capital expenditure amounts include payments made for exclusive license agreements, site acquisition costs and other intangible assets. Additionally, capital expenditure amounts for Mexico (included in the North America segment) are reflected gross of any noncontrolling interest amounts.

Identifiable Assets

	December 31, 2014	December 31, 2013	December 31, 2012
	(In thousands)
North America	$1,028,047	$855,896	$678,778
Europe	398,602	336,191	108,894
Eliminations	(170,859)	(135,884)	(18,780)
Total	$1,255,790	$1,056,203	$768,892